PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Property and equipment	$ 57,864	$ 63,542
Less: impairment	(19,189)	(16,353)
Less: accumulated depreciation	(27,957)	(28,067)
Total property and equipment, net	10,885	19,302
Depreciation expenses	2,836	3,954	$ 1,334
Impairment loss	4,079	0	$ 0
Wifi And Network Equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	17,061	18,544
Office property
PROPERTY AND EQUIPMENT, NET
Property and equipment	10,855	11,747
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment	9,756	10,558
Digital display network equipment.
PROPERTY AND EQUIPMENT, NET
Property and equipment	5,085	5,882
Computer and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	11,238	12,671
Leasehold Improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment	2,540	2,769
Furniture and fixture
PROPERTY AND EQUIPMENT, NET
Property and equipment	754	785
Vehicle
PROPERTY AND EQUIPMENT, NET
Property and equipment	575	586
Construction in Progress
PROPERTY AND EQUIPMENT, NET
Property and equipment	$ 167	$ 180